DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Fair value hedges [member] | The Group [member] | Interest Rate [member] | Fixed Rate Mortgages [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	[1]	£ 186	£ 106
Fair value hedges [member] | The Group [member] | Interest Rate [member] | Fixed Rate Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	[1]	(28)	(33)
Fair value hedges [member] | The Group [member] | Interest Rate [member] | Fixed rate borrowings [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	[1]	6	2
Fair value hedges [member] | The Group [member] | Interest Rate [member] | Fixed Rate Bonds [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	[1]	(11)	(27)
Fair value hedges [member] | The Bank [member] | Interest Rate [member] | Fixed Rate Mortgages [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	[1]	(15)
Fair value hedges [member] | The Bank [member] | Interest Rate [member] | Fixed Rate Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	[1]	(38)	(33)
Fair value hedges [member] | The Bank [member] | Interest Rate [member] | Fixed rate borrowings [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	[1]	6	2
Fair value hedges [member] | The Bank [member] | Interest Rate [member] | Fixed Rate Bonds [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	[1]	4	(27)
Cash flow hedges [member] | The Group [member] | Interest Rate [member] | Deposits from Customers [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income			(49)
Hedge ineffectiveness recognised in the income statement	[1]		(1)
Hedged item affected income statement		7	(69)
Cash flow hedges [member] | The Group [member] | Interest Rate [member] | Customer Loans [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income		616	(435)
Hedge ineffectiveness recognised in the income statement	[1]	99	(17)
Hedged item affected income statement		(367)	(467)
Cash flow hedges [member] | The Group [member] | Interest Rate [member] | Central Bank Balances [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income		194	(63)
Hedge ineffectiveness recognised in the income statement	[1]	32	(5)
Hedged item affected income statement		(52)	(52)
Cash flow hedges [member] | The Group [member] | Foreign Exchange Contract [Member] | Foreign Currency Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income		(202)	(31)
Hedge ineffectiveness recognised in the income statement	[1]
Hedged cashflows will no longer occur		(101)
Hedged item affected income statement		(73)	(71)
Cash flow hedges [member] | The Group [member] | Foreign Exchange Contract [Member] | Deposits from Customers [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income		(22)	(22)
Hedge ineffectiveness recognised in the income statement	[1]		(2)
Hedged item affected income statement		6	(32)
Cash flow hedges [member] | The Bank [member] | Interest Rate [member] | Deposits from Customers [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income		25	8
Hedge ineffectiveness recognised in the income statement	[1]		1
Hedged item affected income statement		35	7
Cash flow hedges [member] | The Bank [member] | Interest Rate [member] | Customer Loans [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income		125	(504)
Hedge ineffectiveness recognised in the income statement	[1]	27	(37)
Hedged item affected income statement		(363)	(567)
Cash flow hedges [member] | The Bank [member] | Interest Rate [member] | Central Bank Balances [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income		361	83
Hedge ineffectiveness recognised in the income statement	[1]	35	15
Hedged item affected income statement		(84)	(67)
Cash flow hedges [member] | The Bank [member] | Foreign Exchange Contract [Member] | Foreign Currency Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income		(67)	40
Hedge ineffectiveness recognised in the income statement	[1]
Hedged cashflows will no longer occur		(25)
Hedged item affected income statement		(11)	£ (1)
Cash flow hedges [member] | The Bank [member] | Foreign Exchange Contract [Member] | Deposits from Customers [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	[1]

[1]	Hedge ineffectiveness is included in the income statement within net trading income.